Flight Equipment Held for Operating Leases (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	$ 2,616,864	$ 2,762,289
Property on lease held by geographic region, percentage	100.00%	100.00%
Off Lease [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	92,469
Property on lease held by geographic region, percentage	4.00%
Europe [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	1,079,486	1,215,681
Property on lease held by geographic region, percentage	41.00%	44.00%
Europe [Member] | United Kingdom [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	365,411	383,234
Property on lease held by geographic region, percentage	14.00%	14.00%
Europe [Member] | Germany [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	107,568	190,793
Property on lease held by geographic region, percentage	4.00%	7.00%
Europe [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	606,507	641,654
Property on lease held by geographic region, percentage	23.00%	23.00%
Asia and South Pacific [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	713,138	794,750
Property on lease held by geographic region, percentage	27.00%	29.00%
Asia and South Pacific [Member] | China [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	300,568	317,082
Property on lease held by geographic region, percentage	11.00%	12.00%
Asia and South Pacific [Member] | India [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	146,659	241,715
Property on lease held by geographic region, percentage	6.00%	9.00%
Asia and South Pacific [Member] | Australia [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	128,584	152,115
Property on lease held by geographic region, percentage	5.00%	6.00%
Asia and South Pacific [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	137,327	83,838
Property on lease held by geographic region, percentage	5.00%	2.00%
North America [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	301,253	318,129
Property on lease held by geographic region, percentage	12.00%	11.00%
North America [Member] | United States [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	266,603	281,991
Property on lease held by geographic region, percentage	10.00%	10.00%
North America [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	34,650	36,138
Property on lease held by geographic region, percentage	2.00%	1.00%
Mexico South and Central America [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	267,029	262,456
Property on lease held by geographic region, percentage	10.00%	10.00%
Mexico South and Central America [Member] | Mexico [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	169,710	178,321
Property on lease held by geographic region, percentage	6.00%	7.00%
Mexico South and Central America [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	97,319	84,135
Property on lease held by geographic region, percentage	4.00%	3.00%
Middle East and Africa [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	$ 163,489	$ 171,273
Property on lease held by geographic region, percentage	6.00%	6.00%